COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10: COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company operates virtually, with no office space rented. The Company has no future minimum annual payments under non-cancelable operating leases at December 31, 2021.

 Contingencies

The Company accounts for contingent liabilities in accordance with Accounting Standards Codification (“ASC”) Topic 450, Contingencies. This guidance requires management to assess potential contingent liabilities that may exist as of the date of the financial statements to determine the probability and amount of loss that may have occurred, which inherently involves an exercise of judgment. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed. For loss contingencies considered remote, no accrual or disclosures are generally made. Management has assessed potential contingent liabilities as of December 31, 2021, and based on the assessment there are no probable loss contingencies requiring accrual or disclosures within its financial statements.

DECEMBER 31, 2021

License Contingent Consideration

Our license agreements with George Mason University and The MITRE Corporation include provisions for a royalty payment on revenues collected of 5% and 6%, respectively. As of December 31, 2021, we have not generated any revenue related to these license agreements.

Legal Claims

In July 2018 the Company was named as the defendant in a legal proceeding brought by Tarpon Bay Partners LLC (the “Plaintiff”) in the Judicial District Court of Danbury, Connecticut. Plaintiff asserts that the Company failed to convert two convertible notes held by Plaintiff. The Company is vigorously contesting this claim. There are no other proceedings in which any of our directors, officers or affiliates, or any registered or beneficial stockholder, is an adverse party or has a material interest adverse to our interest.

In January 2021 the Company won a dismissal of an involuntary bankruptcy petition that was filed against the Company in the Southern District Court of Florida on December 30, 2020, which had been brought by three parties, (i) Tarpon Bay Partners LLC, (ii) J.P. Carey Enterprises Inc., and (iii) Anvil Financial Mgmt LLC (collectively the “Petitioning Creditors”).

The Court ruled in the Company’s favor, dismissing the involuntary bankruptcy petition and allowing the Company to file a motion with the Court seeking compensatory and punitive damages. In addition, Visium plans to file an affidavit of fees and costs incurred in connection with Visium’s defense of the Involuntary Petition.

In March 2021 the Company filed a Complaint for Damages and Other Relief against Tarpon Bay Partners, LLC, a Florida limited liability company; J.P. Carey Enterprises, Inc., a Florida profit corporation; Anvil Financial Management, LLC, a Florida limited liability company; Stephen Hicks, an individual; Joseph C Canouse, an individual; Jeffrey M. Canouse, an individual; Paul A. Rachmuth, an individual; and Litt Law Group, LLC, a New York Limited Liability Company (collectively the “Defendants”) related to the involuntary bankruptcy petition. The Company is seeking damages from the Defendants for reasonable attorneys’ fees and costs, as well as compensatory, consequential special and punitive damages.

The Company is subject to litigation, claims, investigations, and audits arising from time to time in the ordinary course of business. Although legal proceedings are inherently unpredictable, the Company believes that it has valid defenses with respect to any matters currently pending against the Company and intends to defend itself vigorously. The outcome of these matters, individually and in the aggregate, is not expected to have a material impact on the Company’s cash flows, results of operations, or financial position.

NOTE 11: COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company operates virtually, with no office space rented. The Company has no future minimum annual payments under non-cancelable operating leases at June 30, 2021.

Contingencies

The Company accounts for contingent liabilities in accordance with Accounting Standards Codification (“ASC”) Topic 450, Contingencies. This guidance requires management to assess potential contingent liabilities that may exist as of the date of the financial statements to determine the probability and amount of loss that may have occurred, which inherently involves an exercise of judgment. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed. For loss contingencies considered remote, no accrual or disclosures are generally made. Management has assessed potential contingent liabilities as of June 30, 2021, and based on the assessment there are no probable loss contingencies requiring accrual or disclosures within its financial statements.

License Contingent Consideration

Our license agreements with the sellers of Threat Surface Solutions Group, LLC includes a provision for a royalty payment based on ten percent (10%) of sales generated by Threat Surface Solutions Group beginning on the Agreement Date and ending on October 12, 2021, capped at a maximum royalty of $2,500,000. As of June 30, 2021, we have not generated any revenue related to these license agreements.

Our license agreements with George Mason University and The MITRE Corporation include provisions for a royalty payment on revenues collected of 5% and 6%, respectively. As of June 30, 2021, we have not generated any revenue related to these license agreements.

Legal Claims

In July 2018 the Company was named as the defendant in a legal proceeding brought by Tarpon Bay Partners LLC (the “Plaintiff”) in the Judicial District Court of Danbury, Connecticut. Plaintiff asserts that the Company failed to convert two convertible notes held by Plaintiff. The Company is vigorously contesting this claim. There are no other proceedings in which any of our directors, officers or affiliates, or any registered or beneficial stockholder, is an adverse party or has a material interest adverse to our interest.

In January 2021 the Company won a dismissal of an involuntary bankruptcy petition that was filed against the Company in the Southern District Court of Florida on December 30, 2020, which had been brought by three parties, (i) Tarpon Bay Partners LLC, (ii) J.P. Carey Enterprises Inc., and (iii) Anvil Financial Mgmt LLC (collectively the "Petitioning Creditors").

The Court ruled in the Company's favor, dismissing the involuntary bankruptcy petition and allowing the Company to file a motion with the Court seeking compensatory and punitive damages. In addition, Visium plans to file an affidavit of fees and costs incurred in connection with Visium's defense of the Involuntary Petition.

In March 2021 the Company filed a Complaint for Damages and Other Relief against Tarpon Bay Partners, LLC, a Florida limited liability company; J.P. Carey Enterprises, Inc., a Florida profit corporation; Anvil Financial Management, LLC, a Florida limited liability company; Stephen Hicks, an individual; Joseph C Canouse, an individual; Jeffrey M. Canouse, an individual; Paul A. Rachmuth, an individual; and Litt Law Group, LLC, a New York Limited Liability Company (collectively the “Defendants”) related to the involuntary bankruptcy petition. The Company is seeking damages from the Defendants for reasonable attorneys’ fees and costs, as well as compensatory, consequential special and punitive damages.

The Company is subject to litigation, claims, investigations, and audits arising from time to time in the ordinary course of business. Although legal proceedings are inherently unpredictable, the Company believes that it has valid defenses with respect to any matters currently pending against the Company and intends to defend itself vigorously. The outcome of these matters, individually and in the aggregate, is not expected to have a material impact on the Company’s cash flows, results of operations, or financial position.